Rule 497(e);
                         "Rule 482 Ad"
                         Reg. Nos. 33-86006; 811-8850


                Front Side of Postcard

                   The Secret's Out

[graphic depicting three people watching a horse race, talking about ICAP; the jockey riding the horse and the horse overhear the discussion and question what "ICAP" is]


               Reverse Side of Postcard

Visit us at the Morningstar Conference at Booth #17 and we will tell you all our secrets.

You'll hear about our Family of Mutual Funds:

Discretionary Equity Portfolio
Equity Portfolio
Select Equity Portfolio
Euro Select Equity Portfolio

                      [ICAP Logo]

                Family of Mutual Funds

A Prospectus may be obtained from the ICAP Funds by calling 1-888-221-ICAP (1-881-221-4227). Please read it carefully before investing.